Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Schedule of Lease Related Assets and Liabilities

The table below presents the lease related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021:

		September 30,	December 31,
Balance Sheet Line	Classification on the Balance Sheet	2022	2021
		(in thousands)
Assets
Operating lease assets	Operating lease right of use assets	$-	$20
	Total lease assets	$-	$20

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$-	$20
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$-	$-
	Total lease liabilities	$-	$20

The table below presents the lease related assets and liabilities recorded on the Consolidated Balance Sheets as of December 31, 2021 and 2020:

	Classification on the	December 31,	December 31,
Balance Sheet Line	Balance Sheet	2021	2020
		(in thousands)
Assets
Operating lease assets	Operating lease right of use assets	$20	$45
	Total lease assets	$20	$45

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$20	$25
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$-	$20
	Total lease liabilities	$20	$45

Schedule of Operating Lease Cost

The table below presents the lease related costs recorded on the Company’s Consolidated Statements of Operations for the nine months ended September 30, 2022 and 2021:

		Nine Months Ended September 30,
Lease cost	Classification	2022	2021
		(in thousands)
Operating lease cost	General and administrative expenses	$20	$20
	Total lease cost	$20	$20

The table below presents the lease related costs recorded on the Consolidated Statement of Operation and Comprehensive Income for the years ended December 31, 2021 and 2020:

		Years Ended December 31,
Lease cost	Classification	2021	2020
		(in thousands)
Operating lease cost	General and administrative expenses	$27	$23
	Total lease cost	$27	$23

Schedule of Cash Flow Information Related to Leases

The table below presents supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$27	$20
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$1	$13

Schedule of Weighted Average Remaining Lease Terms and Weighted Average Discount Rates

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for the Company’s operating leases as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Weighted average remaining lease term - operating leases	.50 years	.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for our operating leases as of December 31, 2021:

	December 31,	December 31,
	2021	2020
Weighted average remaining lease term - operating leases	0.75 years	1.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

Schedule of Operating Lease Liabilities

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded on the Consolidated Balance Sheet as of December 31, 2021:

Amounts due in	Operating Leases
(in thousands)
2022	$20
2023	-
2024	-
Total minimum lease payments	20
Less: effect of discounting	0
Present value of future minimum lease payments	20
Less: current obligations under leases	(20)
Long-term lease obligations	$-

Schedule of Cash Flow Information Related to Leases

The table below presents supplemental cash flow information related to leases for the nine months ended September 30, 2022 and 2021:

	Nine Months Ended September 30,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$20	$20
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$-	$-

Lease Terms and Discount Rates